Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Remuneration of the Company's Board of Directors and ELT
having authority and responsibility for planning, directing and controlling the activities of the Company and include the executive leadership team (ELT) and the Board of Directors.
Remuneration of the Company’s Board of Directors and ELT for the respective periods are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
Salaries and benefits	$9.2	$7.0
Director fees	1.0	1.2
Share-based compensation (Note 38)	(3.2)	5.8

	$7.0	$14.0